Commitments and Contingencies - Additional Information (Detail) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended		9 Months Ended
	Sep. 30, 2013 USD ($) Lease	Sep. 30, 2012 USD ($)	Sep. 30, 2013 USD ($)	Sep. 30, 2012 USD ($) Lease	Dec. 31, 2012 USD ($) Lease	Dec. 31, 2011 USD ($) Lease	Sep. 30, 2013 AquaBounty [Member] USD ($)	Sep. 30, 2013 AquaBounty [Member] CAD	Sep. 30, 2013 AquaBounty [Member] Term Loan [Member] ACOA [Member] USD ($)	Sep. 30, 2013 AquaBounty [Member] Term Loan [Member] ACOA [Member] CAD	Sep. 30, 2013 AquaBounty [Member] Term Loan [Member] Enterprise PEI [Member] USD ($)	Sep. 30, 2013 AquaBounty [Member] Term Loan [Member] Enterprise PEI [Member] CAD
Commitment And Contingencies [Line Items]
Rent expenses	$ 1,272	$ 1,255	$ 4,284	$ 3,739	$ 5,036	$ 4,000
Subleasing spaces					2	2
Number of entities under sublease agreement	1			1	2	2
Rental income under sublease agreement	91	0	274	64	151	158
Future rental income for the sublease agreement in 2013					365
Future rental income for the sublease agreement in 2014	365		365		365
Future rental income for the sublease agreement in 2015	152		152		152
Future rental income for the sublease agreement remainder of fiscal year	91		91
Amount available under the grant for Research and Development							2,785	2,872
Claims period							5 years	5 years
Royalty on products							10.00%	10.00%
Total amount claimed							2,305
Original principal of term loans									242	250	291	300
Maturity period of term loan									2013-12	2013-12	2013-12	2013-12
Outstanding balance									7		10
AquaBounty funding							2,875	2,965
Percentage of royalty on revenues							5.20%	5.20%
Estimated balance to be paid							$ 194